Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Fair Value of Other Financial Instruments (Detail) - USD ($)	Sep. 30, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset - interest rate swaps	$ 1,045,000	$ 1,879,000
Derivative liability - interest rate swaps	2,380,000
Liabilities, fair value	4,104,749,000	3,740,528,000
Fair Value, Inputs, Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, fair value	0
Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Derivative asset - interest rate swaps	1,045,000	1,879,000
Derivative liability - interest rate swaps	2,380,000
Liabilities, fair value	4,104,749,000	3,740,528,000
Fair Value, Inputs, Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Liabilities, fair value	0
Senior secured term loan A facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured credit facility	277,500,000	291,769,000
Senior secured term loan A facility | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured credit facility	277,500,000	291,769,000
Senior secured term loan B facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured credit facility	1,826,806,000	1,863,759,000
Senior secured term loan B facility | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured credit facility	1,826,806,000	1,863,759,000
Senior secured revolving credit facility
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured credit facility	0
Senior secured revolving credit facility | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior secured credit facility	0
5.625% Senior Notes due 2024
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	1,136,625,000	1,102,500,000
Aggregate principal amount of senior notes	$ 1,050,000,000	$ 1,050,000,000
Interest rate on senior notes	5.625%	5.625%
5.625% Senior Notes due 2024 | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal amount of senior notes	$ 1,050,000,000	$ 1,050,000,000
Interest rate on senior notes	5.625%	5.625%
5.625% Senior Notes due 2024 | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	$ 1,136,625,000	$ 1,102,500,000
4.50% Senior Notes due 2026
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	507,500,000	482,500,000
Aggregate principal amount of senior notes	$ 500,000,000	$ 500,000,000
Interest rate on senior notes	4.50%	4.50%
4.50% Senior Notes due 2026 | Senior Notes
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Aggregate principal amount of senior notes	$ 500,000,000	$ 500,000,000
Interest rate on senior notes	4.50%	4.50%
4.50% Senior Notes due 2026 | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	$ 507,500,000	$ 482,500,000
4.50% Senior Notes due 2028
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	353,938,000
Aggregate principal amount of senior notes	$ 350,000,000
Interest rate on senior notes	4.50%
4.50% Senior Notes due 2028 | Fair Value, Inputs, Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Senior notes	$ 353,938,000